Amortization of Acquisition Related Intangible Assets by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets	$ 87	$ 101	$ 385	$ 435		$ 448
Financial Systems
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			202	243	[1]	256
Availability Services
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			165	172		171
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			17	19		20
Corporate
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			$ 1	$ 1		$ 1

[1]	Includes approximately $7 million of impairment charges related to software and customer base.